As filed with the Securities and Exchange Commission on September 2, 1998

                                         Securities Act File No. 33-59221
                                         Investment Company Act File No. 811-
8885

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
  Pre-Effective Amendment No. 1                                        [X]
  Post-Effective Amendment No.                                         [ ]

     and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
  Amendment No. 1                                                      [X]
                       (Check appropriate box or boxes.)

                              HEWITT SERIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                               100 Half Day Road
                         Lincolnshire, Illinois  60069
                    (Address of Principal Executive Offices)

                                 (847) 295-5000

              (Registrant's Telephone Number, Including Area Code)

                              Peter E. Ross, Esq.
                               100 Half Day Road
                         Lincolnshire, Illinois  60069
                                    copy to:
                           Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022
                    (Name and address of Agent for Service)

  As soon as practicable after this registration statement becomes effective.
                 (Approximate Date of Proposed Public Offering)


  The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   FORM N-1A

                              HEWITT SERIES TRUST

                             CROSS REFERENCE SHEET

   N-1A
Item Number
  Part A                                                             CAPTION
-----------                                                          -------
    1.          Front and Back Cover Pages                    Front and Back Cover Pages

    2.          Risk/Return Summary:  Investments,            About The Fund
                Risks and Performance

    3.          Risk/Return Summary:  Fee Table               Investor Expenses

    4.          Investment Objectives, Principal              Investment Objective and
                Investment Strategies, and Related Risks      Policies; Additional Information

    5.          Management's Discussion of Fund               Not Applicable (Registrant is a
                Performance                                   newly-formed entity.)

    6.          Management, Organization, and Capital         Management Arrangements
                Structure

    7.          Shareholder Information                       How To But Shares; How To Redeem
                                                              Shares; Net Asset Value;
                                                              Dividends and Distributions; Taxes

    8.          Distribution Arrangements                     Distribution and Servicing
                                                              Arrangements

    9.          Financial Highlights Information              Not Applicable (Registrant is a
                                                              newly-formed entity.)


  Part B                                                             CAPTION
-----------                                                          -------
   10.          Cover Page and Table of Contents              Cover Page and Table of Contents

   11.          Fund History                                  Not Applicable (Registrant is a
                                                              newly-formed entity.)

   12.          Description of the Fund and Its Investments   Investment Policies and
                Investments and Risks                         Practices; Investment Restrictions

   13.          Management of the Fund                        Management

   14.          Control Persons and Principal Holders of      Additional Information
                Securities

   15.          Investment Advisory and Other Services        Management; Distribution
                                                              Arrangements; Expenses;
                                                              Additional Information

   16.          Brokerage Allocation and Other Practices      Portfolio Transactions

   17.          Capital Stock and Other Securities            Additional Information

   18.          Purchase, Redemption and Pricing of Shares    Purchase and Redemption of
                                                              Shares; Determination of Net
                                                              Asset Value

   19.          Taxation of the Fund                          Taxes

   20.          Underwriters                                  Distribution Arrangements

   21.          Calculation of Performance Data               Performance Information

   22.          Financial Statements                          Report and Audit of Statement of
                                                              Assets and Liabilities

PART C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration statement.

                SUBJECT TO COMPLETION  DATED: SEPTEMBER 3, 1998

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.



     HEWITT MONEY MARKET FUND
     A SERIES OF HEWITT SERIES TRUST



                              INSTITUTIONAL SHARES
                             ADMINISTRATIVE SHARES


     Prospectus

     [         ], 1998





--------------------------------------------------------------------------------

     Hewitt Money Market Fund is a series of Hewitt Series Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.

     Unlike most other money market funds, the Fund does not maintain a stable net asset value of $1.00 per share. Net asset value per share will fluctuate.

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


--------------------------------------------------------------------------------


                            HEWITT MONEY MARKET FUND
                        A SERIES OF HEWITT SERIES TRUST


                              INSTITUTIONAL SHARES
                             ADMINISTRATIVE SHARES


 ................................................................................

       ABOUT THE FUND                                                         3
 ................................................................................

       INVESTOR EXPENSES                                                      3
 ................................................................................

       INVESTMENT OBJECTIVE AND POLICIES                                      4
 ................................................................................

       MANAGEMENT ARRANGEMENTS                                                6
 ................................................................................

       HOW TO BUY SHARES                                                      7
 ................................................................................

       HOW TO REDEEM SHARES                                                   8
 ................................................................................

       NET ASSET VALUE                                                        9
 ................................................................................

       DIVIDENDS AND DISTRIBUTIONS                                           10
 ................................................................................

       TAXES                                                                 10
 ................................................................................

       DISTRIBUTION AND SERVICING                                            11
       ARRANGEMENTS
 ................................................................................

       PERFORMANCE INFORMATION                                               11
 ................................................................................

       ADDITIONAL INFORMATION                                                12

________________________________________________________________________________

                                 ABOUT THE FUND

Investment Goals. Hewitt Money Market Fund is a series of Hewitt Series Trust, a diversified, open-end management investment company. The Fund is a money market fund. Its investment objective is to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.

The Fund is designed for use as an investment option by employee benefit plans, individual retirement accounts and other investors who seek income and stability of capital. Unlike most other money market funds, the Fund does not maintain a stable net asset value per share because it declares dividends on a monthly basis (rather than daily). This will not affect the return on your investment in the Fund. Net asset value per share will fluctuate.

Principal Investment Strategies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio,, which is a series of Master Investment Portfolio. The Money Market Master Portfolio has the same investment objective and substantially the same investment policies as the Fund. Barclays Global Fund Advisors, Inc. serves as the Portfolio's investment adviser. The Money Market Master Portfolio is a diversified portfolio that invests in the following types of money market instruments:

     .  U.S. Government Obligations
     .  Bank Obligations
     . Commercial Paper and Short-Term Corporate Debt Instruments . Repurchase Agreements
     .  Letters of Credit
     .  Floating- and Variable-Rate Obligations

Principal Risks. Because Money Market Master Portfolio invests in debt securities, a decline in short-term interest rates will reduce the overall yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. Although Money Market Master Portfolio invests only in high quality obligations, if an issuer fails to pay interest or to repay principal, the return on an investment in the Fund would be adversely affected and the net asset values of the Fund's shares could decline. Net asset values may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not a deposit account of Barclays Global Fund Advisors, Inc. or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in the Fund.



                               INVESTOR EXPENSES

The following Table summarizes the fees and expenses that you may pay if you buy and hold shares of the Fund. It is based on estimates of expenses for the current year.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                Institutional      Administrative
                                                                                              Shares              Shares
                                                                                              ------              ------

     Maximum Sales Charge (Load) Imposed on Purchases.................................         None                None

     Maximum Deferred Sales Charge (Load).............................................         None                None

     Maximum Sales Charge (Load) Imposed on Reinvested Dividends......................         None                None

     Redemption Fee...................................................................         None                None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(as a percentage of average net assets)

     Management Fees/1/...............................................................        0.10%              0.10%

     Shareholder Servicing Fees.......................................................        0.20%              0.25%

     Distribution (12b-1) Fees........................................................        None               0.25%

     Other Expenses/2/................................................................        0.15%              0.15%

     Total Annual Fund Operating Expenses.............................................        0.45%              0.75%

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    EXAMPLE                       1 Year        3 YEARS
----------------------------------------------    ------        --------
Institutional Shares                              $46.04        $144.64
Administrative Shares                             $76.64        $239.96



                       INVESTMENT OBJECTIVE AND POLICIES

Investment Objective. Hewitt Money Market Fund (the "Fund") seeks to provide a high level of income, while preserving capital and liquidity, by investing in high quality, short-term securities.

Investment Policies. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"). The Portfolio is a series of Master Investment Portfolio ("MIP"), which is an investment company, and has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper and other debt obligations of corporations; and repurchase agreements with respect to these obligations. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Barclays Global Fund Advisors, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of MIP. Investments purchased by the Portfolio will at the time of purchase be rated as high quality by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). However, the Portfolio may purchase an unrated investment if it is determined by the Investment Adviser to be of comparable quality to an investment rated as high quality, in accordance with procedures established by the Board of Trustees of MIP. Subsequent to its

--------------------------------
/1/ Includes investment advisory fee and estimated ordinary operating expenses of the Portfolio.
/2/ Hewitt Associates LLC, as the Fund's administrator, is obligated to absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses of Institutional Shares of the Fund do not exceed annually
 .45% of the average daily net assets attributable to Institutional Shares and that total ordinary operating expenses of Administrative Shares do not exceed annually .75% of the average daily net assets attributable to Administrative Shares. Without this agreement, it is estimated that Total Annual Fund Operating Expenses would be 1.02% of average daily net assets for Institutional Shares and 1.16% of average daily net assets for Administrative Shares, assuming average net assets of $15 million and $35 million in each class, respectively.

purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum required rating. The Investment Adviser will consider any such event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

Types of Investments. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

     U.S. GOVERNMENT OBLIGATIONS -- These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     BANK OBLIGATIONS -- These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of U.S. banks, foreign banks, foreign branches of U.S. banks, and U.S. branches of foreign banks. The Portfolio may invest 25% or more of its total assets in obligations of banks, to the extent that the SEC, by rule or interpretation, permits funds to reserve freedom to concentrate in such obligations.

     Fixed time deposits are bank obligations that are payable at stated maturity dates and bear fixed rates of interest. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have an established market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. The Portfolio will not invest in fixed time deposits subject to withdrawal penalties, other than overnight deposits, if as a result more than 10% of the value of its net assets would be invested in illiquid securities.

     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting domestic obligations. Liquidity could be impaired because of political and economic developments and the obligations may be less marketable than comparable obligations of U.S. banks. A foreign jurisdiction might impose withholding taxes on interest income payable on those obligations and there is a risk that foreign deposits may be seized or nationalized. Foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not subject to examination by any U.S. Government agency.

     COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS -- Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

     Corporate debt securities include non-convertible bonds and debentures that have not more than thirteen months remaining to maturity at the time of their purchase by the Portfolio.

     REPURCHASE AGREEMENTS -- These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements with respect to securities that it may purchase under its investment policies without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the Investment Adviser.

     LETTERS OF CREDIT -- Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of the Investment Adviser, be of investment quality comparable to other permitted investments.

     FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS -- Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating- and variable-rate instruments may include certificates of participation in such instruments.

Investment Restrictions. The Fund and the Portfolio are subject to various additional restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and concentration of investments described above and the investment objective of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").


                            MANAGEMENT ARRANGEMENTS

Board of Trustees. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Hewitt Series Trust (the "Trust").

Investment Adviser. Barclays Global Fund Advisors (the "Investment Adviser") serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of April 30, 1998, the Investment Adviser and its affiliates provided investment advisory services to accounts with assets of approximately $575 billion. The Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.10% of the Fund's average daily net assets. In consideration of this fee, the Investment Adviser provides investment advice and is obligated to bear all of the ordinary operating expenses of the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

Administrator. Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. The Administrator is located at 100 Half Day Road, Lincolnshire IL 60069. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund and the Trust; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

The Administrator also serves as Shareholder Servicing Agent for Institutional Shares and is paid compensation by the Fund for furnishing various shareholder related services. See "Distribution and Servicing Arrangements."



                               HOW TO BUY SHARES

The Fund offers two classes of its shares to investors: Institutional Shares and Administrative Shares. No sales commissions or other charges are imposed when shares are purchased or redeemed.

Institutional Shares. These shares are offered for sale exclusively to employee benefit plans which are recordkeeping clients of Hewitt Associates LLC. Employee benefit plans may include 401(k) plans and plans qualified under Sections 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), health and welfare plans and executive deferred compensation plans. Participants in any employee benefit plan that allows participants to direct the investment of their plan accounts should contact their plan administrator if they wish to purchase shares of the Fund for their plan accounts. The plan administrator will provide information regarding the procedures to be followed to purchase shares.

For employee benefit plans seeking additional information on purchasing Institutional Shares, please call the Administrator at 1-800-890-3200. The appropriate plan fiduciary must submit a completed account application before the plan or its participants may purchase Institutional Shares.

Administrative Shares. These shares are available for purchase by individual retirement accounts ("IRAs") and other investors, including individuals, trusts and corporations. They can be purchased through Hewitt Services LLC, which serves as distributor of the Fund's shares (the "Distributor"). Administrative Shares bear certain distribution related expenses. See "Distribution and Servicing Arrangements."

You should contact the Distributor to purchase Administrative Shares. If you do not have a brokerage account with the Distributor, you will need to submit a completed Account Application before purchasing Administrative Shares.

For additional information on purchasing Administrative Shares or to request an Account Application, please call the Distributor at 1-800-890-3200.

Minimum Initial and Subsequent Investment Amounts. Generally, no minimum initial or subsequent investment requirements apply to the purchase of Institutional Shares or Administrative Shares. However, if Administrative Shares are not held in an IRA or other account with a financial intermediary (including the Distributor) that maintains record ownership of shares on an omnibus basis for its customers: (i) the initial purchase of Administrative Shares must be in an amount of $25,000 or more; (ii) subsequent purchases of Administrative Shares must be $1,000 or more; and (iii) the Fund will have the right to effect a mandatory redemption of those shares if, as a result of one or more redemptions, your shares have an aggregate value of less than $5,000. Before the Fund effects a mandatory redemption of shares, you will be notified and given 60 days to increase the amount of your investment in the Fund.

Shareholder Accounts. The Fund does not issue share certificates for Institutional Shares or Administrative Shares. Instead, an account is maintained for each shareholder by Investors Bank & Trust Company, as the Fund's transfer agent (the "Transfer Agent"), or by the Distributor as the Shareholder Servicing Agent for Administrative Shares. Your account will reflect the full and fractional shares of the Fund that you own. Shareholders will be sent confirmations of each transaction in shares and monthly statements showing account balances.

General Information.  Shares of the Fund may be purchased on any Business Day.
A Business Day is any day that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. All purchases of shares are effected at the net asset value per share next determined after (i) an order in proper form is received by the Administrator (for Institutional Shares) or by the Distributor (for Administrative Shares) and (ii) federal funds are received by the Fund's custodian. Purchase orders received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Orders received after the close of regular trading on the NYSE are effected at the net asset value per share determined on the next Business Day.

Purchase by Federal Funds Wire. Shares may be purchased by wiring federal funds to the Fund's transfer agent. The Fund does not impose any transaction charges; however, wire charges may be imposed by the bank which transmits the wire. Purchase payments should be wired to:

                        Investors Bank & Trust Company
                             Boston, Massachusetts
                              attn: Transfer Agent
                            ABA number:  011001438
                            DDA number:  000011220
          For further credit to:  account name, fund and account info

Purchase by Check (Administrative Shares Only). Administrative Shares may be purchased by sending a check as described below. If you purchase shares by check, your purchase order will not become effective until federal funds are credited to the Fund's account, which normally will occur on the Business Day following receipt of the check. Checks to purchase Administrative Shares should be sent to:

                                Hewitt Portfolio
                                P.O. Box 101167
                            Atlanta, GA  30392-1167

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any Business Day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

Institutional Shares. Participants in any employee benefit plan that allows participants to direct the investment of their plan accounts should contact their plan administrator for information and instructions on redeeming shares. Requests by employee benefit plans to redeem Institutional Shares may be transmitted to the Administrator, as Shareholder Servicing Agent for Institutional Shares, in accordance with procedures established by the plans with the Administrator. Redemption proceeds for Institutional Shares will be paid by federal funds wire to a bank account designated by the plan.

For additional information on redeeming Institutional Shares, please call 1-800-890-3200.

Administrative Shares. Requests to redeem Administrative Shares may be made in writing or by telephone as described below. Redemption proceeds for Administrative Shares will be paid by check or, if you request, by federal funds wire (minimum wire amount $50,000) to a pre-designated bank account.

If you purchase shares by sending a check (including a certified or cashiers check), the payment of the proceeds of a redemption of those shares may be delayed until the check has cleared. This may take up to 15 days. For this reason, if you need immediate access to your investment, you should purchase shares by wiring federal funds.

In order to redeem Administrative Shares that are not held through a financial intermediary (including the Distributor), a completed Account Application must be on file with the Distributor. See "How to Buy Shares." You may designate a bank account to receive redemption payments on the Account Application. You may change this designation at any time, by providing written instructions to the Distributor. These instructions must be signed by each person shown on the account registration as an owner of the account, and the signatures must be guaranteed by an eligible guarantor institution as described under "Written Redemption Requests" below. Signature guarantees may also be required for you to change your address on the Fund's records.

For additional information on redeeming Administrative Shares, please call 1-800-890-3200.

General Information. Redemption requests are effected at the net asset value per share next computed after receipt by the Administrator (for Institutional Shares) or the Distributor (for Administrative Shares) of a redemption request in proper form. Requests received prior to the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time) are effected at the net asset value per share determined as of the close of regular trading on the NYSE on that Business Day. See "Net Asset Value." Requests received after the close of regular trading on the NYSE are effected at the net asset value per share determined on the next Business Day. Redemption proceeds are usually mailed or wired on the Business Day following the day a redemption is effected. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who redeems during any 90 day period shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure.

Telephone Redemption Procedures (Administrative Shares Only). You may redeem Administrative Shares by calling the Distributor at 1-800-890-3200. You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000). A TELEPHONE REDEMPTION REQUEST MAY BE MADE ONLY IF THE TELEPHONE REDEMPTION PROCEDURE HAS BEEN SELECTED ON THE ACCOUNT APPLICATION OR IF WRITTEN INSTRUCTIONS AUTHORIZING TELEPHONE REDEMPTION HAVE BEEN FILED WITH THE DISTRIBUTOR.

The Distributor uses certain reasonable procedures to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund, the Distributor and the Transfer Agent will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Distributor by telephone. In that event, you should follow the procedures described below for written redemption requests, but send the request by overnight delivery service to:

                                Hewitt Portfolio
                                P.O. Box 101167
                            Atlanta, GA  30392-1167

Written Redemption Requests (Administrative Shares Only). You may redeem Administrative Shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account registration as an owner of the account. The signature of each person signing the request must be guaranteed by an eligible guarantor institution if the redemption is $5,000 or more. Organizations that may qualify as eligible guarantor institutions include banks, brokers, dealers, national securities exchanges, clearing agencies, credit unions, and savings associations. The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of the redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $50,000).

Written redemption requests should be sent to:

                                Hewitt Portfolio
                                P.O. Box 101167
                            Atlanta, GA  30392-1167


                                NET ASSET VALUE

The net asset values per share of Institutional Shares and Administrative Shares are computed separately on each Business Day. Institutional Shares and Administrative Shares will not have the same net asset values because the expenses of the two share classes differ. Net asset value per share is determined as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). However, on any day the trading markets for both U.S. Government securities and money market instruments close early, net asset value will be computed as of the earlier closing time. Unlike most other money market funds, the Fund does not seek to maintain a stable net asset value per share.

Net asset value per share of each class of the Fund's shares is calculated by dividing the value of the Fund's total assets attributable to that class, less the liabilities (including accrued expenses) of the class and its allocable share of the Fund's liabilities (and accrued expenses), by the number of shares of the class outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the "amortized cost" method of valuation. This method involves valuing each investment at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold. The Investment Adviser monitors the deviation between the net asset value of the Portfolio determined by using available market quotations or market equivalents and its net asset value determined by using amortized cost. If it is determined that use of amortized cost valuation will result in material dilution or other unfair results, the assets of the Portfolio may be valued based upon market quotations.


                          DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and paid monthly on each class of the Fund's shares from net investment income (after deduction of expenses) and any realized short-term capital gains allocable to that class. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at the applicable net asset value per share in effect on the payment date, unless otherwise requested. Plans may request that dividends and other distributions on Institutional Shares be paid by check by notifying the Administrator. Shareholders who own Administrative Shares may request that dividends and other distributions be paid by check by sending a written request to the Distributor. Any such request must be received at least five Business Days prior to a payment date in order to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased and are entitled to receive any dividends declared through the day before they are redeemed.

In order to satisfy certain distribution requirements of the Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.


                                     TAXES

Taxation of the Fund. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

Federal Taxation of Shareholders. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, investors will also be subject to tax on any capital gains distributions they receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund sends each shareholder a statement showing the tax status of distributions for the past calendar year.

The redemption of shares of the Fund is a taxable event and will result in a gain (or loss) for federal income tax purposes, depending on the amount you receive and the cost of your shares.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their Account Applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

State and Local Taxes. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders of the Fund do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. Prospective investors should consult their own tax advisors concerning the federal and state tax consequences of an investment in the Fund.


                    DISTRIBUTION AND SERVICING ARRANGEMENTS

Distributor. Hewitt Services LLC (the "Distributor"), a broker-dealer affiliated with the Administrator, serves as the distributor of the Fund's shares. The Distributor is located at 100 Half Day Road, Lincolnshire IL 60069.

Shareholder Servicing Arrangements. The Fund has retained Hewitt Associates LLC to serve as Shareholder Servicing Agent for Institutional Shares. As Shareholder Servicing Agent, Hewitt Associates LLC is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares and for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays the Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares.

The Fund has retained the Distributor to serve as Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for these materials to be sent. For these services, the Fund pays the Hewitt Services LLC a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

Distribution Fee (Administrative Shares only). The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares. Because the fee is paid out of Fund assets on an on-going basis, over time the fee will increase the cost of an investment in Administrative Shares.


                            PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.


                             ADDITIONAL INFORMATION

Organization. The Trust is a Delaware business trust that was organized on July 7, 1998. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. As of the date of this Prospectus, the Trust has only one series of its shares outstanding, representing interests in the Fund. These shares are divided into two classes of shares (Institutional Shares and Administrative Shares). The Board of Trustees has the power to establish additional series of shares, representing interests in separate investment portfolios and, subject to applicable laws and regulations, to issue two or more classes of shares of each series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of any other series of the Trust's shares, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon at a meeting of shareholders. Shareholder will also be entitled to vote on certain other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Institutional Shares and Administrative Shares will also vote as separate classes on certain matters. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one class or series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

Information Concerning Investment Structure. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of MIP. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its assets from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and policies as the Fund. In connection with the withdrawal of its interest in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain of the investment restrictions of the Portfolio may not be changed without the approval of investors in the Portfolio. When the Fund is asked to vote on such a change or on other matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its interest in the Portfolio in the same manner as shares of the Fund are voted.

Shares of the Portfolio will be held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Shareholder Servicing Agents.

Custodian. Investors Bank & Trust Company (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

Transfer Agent. Investors Bank & Trust Company (the "Transfer Agent") is the Fund's transfer agent and dividend disbursing agent. The Transfer Agent has entered into arrangements with the Administrator under which the Administrator, as Shareholder Servicing Agent for Institutional Shares is authorized to receive and is responsible to transmit to the Transfer Agent orders to purchase and redeem Institutional Shares that are received from employee benefit plans. Pursuant to these arrangements, the Institutional Shareholder Servicing Agent also maintains records showing the number of Institutional Shares allocable to individual participant accounts in employee benefit plans and the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor.

Year 2000. Many computer software systems in use today recognize dates using a two digit year code. These systems cannot distinguish between years preceding the year 2000 and years beginning after 1999. This is known as the "Year 2000" problem. Most of the services provided to the Fund and the Portfolio depend on the smooth functioning of computer systems. Any failure to adapt these systems prior to the year 2000 could interfere with the proper operations of the Fund or the Portfolio. The principal service providers to the Fund and the Portfolio have advised the Trust and MIP that they are working to implement necessary changes to their systems and that they expect their systems to be adapted in time. However, there can be no assurance of success. In addition, because the Year 2000 problem affects virtually all organizations, companies in which the Portfolio invests could be adversely impacted by this issue. The extent of the impact of Year 2000 problems on the Fund and the Portfolio cannot be predicted.



No person has been authorized to give any information or to make any representations other than those contained in this Prospectus. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust.


This Prospectus does not constitute an offer in any state in which, or to any person, to whom , such offer may not lawfully be made.

                               INVESTMENT ADVISER

                      Barclays Global Fund Advisors, Inc.
                               45 Fremont Street
                        San Francisco, California 94105

                                  DISTRIBUTOR

                              Hewitt Services LLC
                               100 Half Day Road
                         Lincolnshire, Illinois  60069

                                 ADMINISTRATOR

                             Hewitt Associates LLC
                               100 Half Day Road
                         Lincolnshire, Illinois  60069

                                 TRANSFER AGENT

                         Investors Bank & Trust Company
                              200 Clarendon Street
                                   16th Floor
                          Boston, Massachusetts  02116

                                   CUSTODIAN

                         Investors Bank & Trust Company
                              200 Clarendon Street
                                   16th Floor
                          Boston, Massachusetts  02116

                              INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP
                            Three Embarcadero Center
                        San Francisco, California  94111

                                 LEGAL COUNSEL

                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Shareholder
Servicing Agents or your plan administrator.   If you have questions regarding
the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-890-3200. The first annual report will be available beginning on or about April 28, 1999.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated [__________], 1998, which is incorporated herein by reference and is available without charge by writing to the Shareholder Servicing Agents or by calling 1-800-890-3200. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. (1-800-SEC-0330). Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

                SUBJECT TO COMPLETION  DATED: SEPTEMBER 3, 1998

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where an offer or sale is not permitted.

                           HEWITT MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                [      ], 1998

INSTITUTIONAL SHARES

ADMINISTRATIVE SHARES

                         ____________________________

          Hewitt Money Market Fund (the "Fund") is a series of Hewitt Series Trust (the "Trust"), a diversified, open-end, management investment company. This Statement of Additional Information ("SAI") contains information about the Fund which supplements the information contained in the Fund's Prospectus. The investment objective and policies of the Fund are described in the Prospectus.

          This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus, dated [________], 1998. A copy of the Prospectus may be obtained without charge by writing Hewitt Associates LLC, the Fund's administrator, at 100 Half Day Road, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.

                               TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
INTRODUCTION...................................................................................................   1

INVESTMENT RESTRICTIONS........................................................................................   1

INVESTMENT POLICIES AND PRACTICES..............................................................................   3

MANAGEMENT.....................................................................................................   7

DISTRIBUTION ARRANGEMENTS......................................................................................   9

EXPENSES.......................................................................................................  11

DETERMINATION OF NET ASSET VALUE...............................................................................  11

PURCHASE AND REDEMPTION OF SHARES..............................................................................  12

PORTFOLIO TRANSACTIONS.........................................................................................  13

TAXES..........................................................................................................  14

PERFORMANCE INFORMATION........................................................................................  15

ADDITIONAL INFORMATION.........................................................................................  16

REPORT AND AUDIT OF STATEMENT OF ASSETS AND LIABILITIES........................................................  19

SAI APPENDIX...................................................................................................  21

                                  INTRODUCTION

          The Trust is a registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. The Fund, which is currently the sole investment portfolio of the Trust, pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"). The Portfolio is a series of Master Investment Portfolio ("MIP") and has the same investment objective and investment restrictions as the Fund. MIP, like the Trust, is registered under the 1940 Act as an open-end management investment company.

                            INVESTMENT RESTRICTIONS

          Fundamental Investment Restrictions.  The Fund and the Portfolio are
          -----------------------------------
subject to certain investment restrictions which are fundamental policies.
These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund or the Portfolio, as defined by the 1940 Act. A "majority of the outstanding voting securities" of a Fund or of the Portfolio means the lesser of (i) 67% of the shares of that Fund or of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio.

          Under these fundamental restrictions, neither the Fund nor the Portfolio may:

          (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; (ii) obligations of domestic banks; and provided further, that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund;

          (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

          (3) purchase commodities or commodity contracts (including futures contracts), except that the Fund and the Portfolio may purchase securities of an issuer which invests or deals in commodities or commodity contracts;

          (4) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

          (5) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities;

          (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's or the Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for this purpose;

          (7) make investments for the purpose of exercising control or management; provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund;

          (8) borrow money or issue senior securities as defined in the Investment Company Act of 1940, except that the Fund and the Portfolio may each borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of net assets exists);

          (9) write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund and the Portfolio may purchase securities with put rights in order to maintain liquidity;

          (10) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of total assets, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of total assets, the Fund's or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that the Fund may invest all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund; or

          (11) make loans, except that the Fund and the Portfolio may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements (but neither the Fund nor the Portfolio intend to lend portfolio securities during the coming year).

          Non-Fundamental Investment Restrictions.  The Fund and the Portfolio
          ---------------------------------------
are also subject to the following additional investment restrictions which are non-fundamental policies. These restricitons may be changed by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be.

          (1) The Fund and the Portfolio may not invest more than 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days, or other illiquid securities.

          (2) The Fund and the Portfolio, as provided in Rule 2a-7 under the 1940 Act, may each only purchase "Eligible Securities" (as defined in Rule 2a-7) and only if, immediately after such purchase: it would have no more than 5% of its total assets in "First Tier Securities" (as defined in Rule 2a-7) of any one issuer, excluding government securities and except as otherwise permitted for temporary purposes and for certain guarantees and unconditional puts; it would own no more than 10% of the voting securities of any one issuer; it would have no more than 5% of its total assets in "Second Tier Securities" (as defined in Rule 2a-7); and it would have no more than the greater of $1 million or 1% of its total assets in Second Tier Securities of any one issuer.

          (3) The Fund and the Portfolio may each invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Except when shares of other investment companies are purchased as part of a merger or a similar plan of reorganization, and except to the extent that the Fund may pursue its investment objective by investing all its assets in a diversified, open-end management investment company, or a series thereof, having substantially the same investment objective, policies and restrictions as the Fund, any purchases of investment company shares will be limited to temporary investments in shares of unaffiliated investment companies. If such an investment is made, any investment advisory fees otherwise payable by the Fund or the Portfolio will be waived with respect to that portion of the Fund's or the Portfolio's assets so invested. Neither the Fund nor the Portfolio intends to invest more than 5% of its net assets in shares of other investment companies during the coming year.

          General.  Unless otherwise specified, all percentage and other
          -------
restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, as well as those set forth in the Prospectus, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Fund.

                       INVESTMENT POLICIES AND PRACTICES

          General.  The following information supplements the description of the
          -------
investment policies and practices of the Portfolio as described in the Prospectus.

          Currently, the Fund pursues its investment objective by investing all of its investable assets in the Portfolio. The Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, the Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

          The assets of the Portfolio consist only of obligations maturing within thirteen months from the date of acquisition, as determined in accordance with applicable rules of the the regulations of the Securities and Exchange Commission (the "SEC"), and the dollar-weighted average maturity of the investments of the Portfolio may not exceed 90 days. The securities in which the Portfolio may invest will not yield as high a level of current income as could be achieved by investing in securities having longer maturities, less liquidity and less safety. There can be no assurance that the investment objective of the Portfolio or the Fund, as described in the Prospectus, will be achieved.

          Treasury, Government  and Agency Securities.  The Portfolio invests in
          -------------------------------------------
short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Portfolio may include variable and floating rate securities.

          Bank Obligations.  Domestic commercial banks organized under federal
          ----------------
law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

          Investments in obligations of foreign banks involve various risks that are not generally associated with investments in the obligations of domestic banks.

          Unrated Investments and Changes in Ratings.  The Portfolio may
          ------------------------------------------
purchase securities that are not rated if, in the opinion of Barclays Global Advisors, Inc. (the "Investment Adviser"), the investment adviser of the Portfolio, such obligations are of a quality comparable to that of the rated investments in which the Portfolio may invest, if they are purchased in accordance with procedures adopted by MIP's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. These procedures require approval or ratification by the MIP Trustees of the purchase of unrated securities. The Portfolio will not invest in an unrated security if as a result the Portfolio's investment in such securities would exceed 5% of its net assets.

          After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund and the Portfolio. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the MIP Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the MIP Board finds that the sale of such security would not be in the Portfolio's shareholder's best interest. To the extent the ratings given by Moody's Investor Service, Inc. ("Moody's") or Standard & Poors Corporation ("S&P") may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

          The ratings categories used by Moody's and S&P are more fully described in the Appendix.

          Pass-Through Obligations.  Certain of the debt obligations in which
          ------------------------
the Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

          Loans of Portfolio Securities.  The Portfolio may lend its securities
          -----------------------------
to brokers, dealers and financial institutions, provided the loan is secured continuously by collateral consisting of cash, Government Securities or a letter of credit. This collateral is marked to market daily to ensure that the loan is fully collateralized at all times. Under procedures adhered to by the Portfolio, the loan must be callable by the Portfolio at any time and the Portfolio must have the right to obtain the return of the securities loaned.
The Portfolio also has the right to receive any interest paid on the securities loaned. The Portfolio will not lend securities having an aggregate market value exceeding one-third of its total assets.

          Loans of securities will only be made to firms deemed by the Board of Trustees of MIP to be creditworthy (such creditworthiness will be monitored on an ongoing basis by the Investment Adviser) and when the income expected to be earned from such loans justifies the attendant risks. There may be delays in the recovery of the loaned securities or a loss of rights in the collateral supplied should the borrower fail financially, in which case the Portfolio could suffer a loss. In addition, securities lending involves a form of leverage, and the Portfolio may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover transaction costs. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with loans of securities.

          Loans of securities provides a way for the Portfolio to earn either through the reinvestment of the cash collateral or the payment of fees by the borrower of the securities. The Portfolio does not intend to lend securities during the coming year.

          Repurchase Agreements.  The Portfolio may enter into repurchase
          ---------------------
agreements with respect to any security in which they are authorized to invest, although the underlying security may mature in more than thirteen months. In a repurchase agreement the Portfolio purchases a security and the seller of the security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price. The maturity of repurchase agreements are generally not more than seven days. Any repurchase agreements having longer maturities are deemed to be illiquid and are subject to the limitation on the purchase of illiquid securities by the Portfolio.

          The custodian of the Portfolio's assets or a subcustodian approved by MIP maintains custody of securities acquired through repurchase agreements. These securities serve as collateral to secure the obligation of the seller to repurchase the underlying security and the seller is required to post additional collateral if the value of the securities should decrease below the resale price including accrued interest under the repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. The Investment Adviser monitors on an ongoing basis the value of the collateral. Certain costs may be incurred by the Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the terms of the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Portfolio may be delayed or limited. This could cause the Portfolio to suffer a loss if the value of the securities declines in value.

          Although it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with insolvency proceedings), it is the policy of the Portfolio to effect repurchase agreements only with securities dealers, domestic banks or other financial institutions determined by the Investment Adviser to meet certain requirements as to creditworthiness.

          Municipal Obligations.  The Portfolio may invest in municipal
          ---------------------
obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

          The Portfolio may invest in the following municipal obligations with remaining maturities not exceeding 13 months: (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P; (ii) municipal notes rated at the date of purchase "MIG1" or "MIG2" (or "VMIG1" or "VMIG2" in the case of an issuer having a variable rate with a demand feature) by Moody's or "SP-1+", "SP-1" or "SP-2" by S&P; and (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", "A-1" or "A-2" by S&P.

          Floating- and Variable-Rate Obligations.  The the Portfolio may
          ---------------------------------------
purchase floating- and variable-rate obligations as described in the Prospectus. These obligations may include floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of these obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of the obligations. The interest rate on a floating-rate demand obligation is based on a specified lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, these obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that the obligations generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Investment Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Investment Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in which the Portfolio invests. The Fund will not invest more than 10% of the value of its total net assets in floating or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid if an active secondary market exists.

          Forward Commitments, When-Issued Purchases and Delayed-Delivery
          ---------------------------------------------------------------
Transactions.  The Portfolio may purchase securities on a when-issued or forward
------------
commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

          Securities purchased on a when-issued or forward commitment basis are subject to changes in value and the Portfolio is subject to the risk that such fluctuations may occur prior to the actual delivery of the securities. Purchasing securities on a when-issued or forward commitment basis also involves the risk that the yield available in the market when the delivery takes place may be higher than that obtained by the Portfolio. When the Portfolio purchases a security on a when-issued or forward commitment basis, it will establish a segregated account with its custodian, consisting of cash or high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitment.

          Purchasing securities on a forward commitment basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets. In addition, because the Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Portfolio's investment portfolio may decrease as the proportion of securities purchased on a when-issued or forward commitment basis increases.

          The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

          Illiquid Securities.  The Portfolio may invest up to 10% of the
          -------------------
current value of its net assets in illiquid securities. Illiquid securities are those securities which the Portfolio cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund carries the securities. These securities may include restricted securities, fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and repurchase agreements maturing in more than seven days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "1933 Act"), and thus, may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Investment Adviser under procedures adopted by the Board of Trustees of MIP. The purchase of these securities could have the effect of decreasing the Portfolio's liquidity if qualified institutional buyers become uninterested in purchasing those securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Investment Adviser or at prices approximating the value at which the Portfolio is carrying the securities.

          Foreign Obligations.  Investments in foreign obligations involve
          -------------------
certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Portfolio may invest up to 25% of its assets in foreign obligations.

          Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

                                  MANAGEMENT

          Directors and Officers.  The Board of Trustees of the Trust has the
          ----------------------
overall responsibility for monitoring the operations of the Trust and the Fund and for supervising its operations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Fund. MIPs Board of Trustees has similar responsibilities with respect to the operations of the Portfolio.

          Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

               NAME, POSITION WITH TRUST, AGE                    PRINCIPAL OCCUPATIONS
                      AND ADDRESS                                DURING LAST FIVE YEARS
             ----------------------------------               ----------------------------------------
             *E. Scott Peterson, 45                           Consultant, Hewitt Associates LLC
             Trustee

             Donald S. Hunt, 60                               Director and President, ADA Financial
             Trustee                                          Services; Director ADA Holding Co.;
             860 N. Lakeshore Drive                           Director, Vision III; Director and Chief
             Chicago, IL 60611                                Excutive Officer, Global Training Inc.;
                                                              Director and President, Harris Bank Corp. and
                                                              Harris Trust & Savings Bank

             John D. Oliverio, 45                             Executive Vice President and Chief Operating
             Trustee                                          Officer, Wheaton Franciscan Services, Inc.;
             26 West 171 Roosevelt Road                       Director, AHA Investment Funds, Inc.
             Wheaton, IL 60189

             Stacy L. Schaus, 38                              Consultant, Hewitt Associates LLC
             President

             Peter E. Ross, 38                                Consultant, Hewitt Associates LLC
             Secretary

             James B. Lee, 36                                 Consultant, Hewitt Associates LLC
             Treasurer, Chief Financial Officer

--------------------
* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, because of his affiliation with Hewitt Associates LLC, an affilaite of the distributor of the Fund's shares.

     Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 100 Half Day Road, Lincolnshire, Illinois 60069.

          Trustees who are not employed by Hewitt Associates LLC or one of its affiliates are paid an attendance fee of $1000 for each meeting of the Board of Trustees they attend. Officers of the Trust receive no compensation from the Trust. Trustees who are not employees of Hewitt Associates LLC or one of its affiliates are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Fund.

          Trustee compensation for the coming year is estimated as follows:


                              COMPENSATION TABLE*

               Name of Person      Aggregate
                                 Compensation    Pension or Retirement     Total Compensation
                                  from Trust        Benefits Accrued         from Trust Paid
                                                as Part of Fund Expenses       to Trustees
             E. Scott Peterson      $   0                  $0                    $   0

             Donald S. Hunt         $4000                  $0                    $4000

             John D. Oliverio       $4000                  $0                    $4000

          Investment Adviser.  The Investment Adviser, Barclays Global Fund
          ------------------
Advisors, located at 45 Fremont Street, San Francisco, California 94105, is a subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. It provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP dated January 1, 1996 (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Investment Adviser is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities.

          As compensation for services rendered and expenses assumed by the Investment Adviser, the Portfolio pays the Investment Adviser a monthly fee which is computed at the annual rate of 0.10% of the net assets of the Portfolio. Because the Fund is an investor in the Portfolio, shareholders of the Fund indirectly bear this fee. Under the Advisory Agreement, the Investment Adviser is obligated to bear all of the ordinary operating expenses of the Portfolio.

          The Advisory Agreement was approved by the Board of Trustees of MIP, including a majority of the Trustees of MIP who are not "interested persons," as defined by the 1940 Act of MIP or the Investment Adviser. Its current term expires January 1, 1999 and may be continued in effect from year to year thereafter if approved annually by either (i) MIP's Board of Trustees or (ii) vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act); or by MIP's Board of Trustees, and provided that the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the MIP or the Investment Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of MIP or by vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the 1940 Act, the Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940
Act).

          Administrator.  Hewitt Associates LLC (the "Administrator") provides
          -------------
administrative services to the Fund pursuant to the terms of an administration agreement dated September 1, 1998, entered into by the Trust and the Administrator. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund and the Trust; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

          The Administration Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust or of Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), at a meeting held in person on August 18, 1998. It has an initial term expiring August 31, 2000, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party without penalty on not less than 60 days' written notice.

          Pursuant to the Administration Agreement, the Trust has acknowledged that the name "Hewitt" is a property right of the Administrator and its affiliates and has agreed that the Administrator and its affiliated companies may use and permit others to use that name. If the Administration Agreement is terminated, the Trust may be required to cease using the name Hewitt as part of its name or the name of the Fund, unless otherwise permitted by the Administrator or any successor to its interest in such name.

          The Administrator also serves as the Shareholder Servicing Agent for Institutional Shares and is paid compensation by the Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements," below.

          Shareholder Servicing Arrangements.  The Fund has retained Hewitt
          ----------------------------------
Associates LLC to serve as the Shareholder Servicing Agent for Institutional Shares pursuant to the terms of a shareholder servicing agreement dated September 1, 1998 (the "Institutional Shares Servicing Agreement"). Pursuant to the Institutional Shares Servicing Agreement, the Fund pays Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Institutional Shares.

          The Fund has retained Hewitt Services LLC to serve as the Shareholder Servicing Agent for Administrative Shares pursuant to the terms of a shareholder servicing agreement dated September 1, 1998 (the "Administrative Shares Servicing Agreement"). Pursuant to the Administrative Shares Servicing Agreement, the Fund pays Hewitt Services LLC a monthly fee calculated at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Administrative Shares. The responsibilities of each Shareholder Servicing Agent are described in the Prospectus. The Fund reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

          The Institutional Shares Servicing Agreement and the Administrative Shares Servicing Agreement were approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 18, 1998. Each has an initial term expiring August 31, 2000, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. Each servicing agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty on not less than 60 days' written notice.

                           DISTRIBUTION ARRANGEMENTS

          Hewitt Services LLC, an affiliate of the Administrator, serves as the distributor of shares of the Fund (the "Distributor"). The Distributor also serves as the Shareholder Servicing Agent for the Administrative Shares and is paid compensation by the Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements," above. he Distributor also receives payments from the Fund in connection with the distribution of Administrative Shares, as described below.

          Distribution Agreement.  The Distributor serves as the exclusive
          ----------------------
distributor of shares of the Fund pursuant to a distribution agreement with the Trust, dated as of September 1, 1998 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Fund are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares. The Fund has appointed the Shareholder Servicing Agent as its agent for purposes of accepting orders to purchase and redeem Institutional Shares on behalf of the Distributor and transmitting those orders to the Fund's transfer agent.

          The Distribution Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 18, 1998. It has an initial term expiring August 31, 2000, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act.

          Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. As described below, Administrative Shares of the Fund pay a fee to the Distributor for services it renders in connection with the distribution of Administrative Shares.

          Distribution Plan (Administrative Shares Only) .  The Trust has
          -----------------------------------------------
adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of Administrative Shares (the "Distribution Plan"). Under the Distribution Plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of Administrative Shares, as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

          The Distribution Plan was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"), at a meeting held in person on August 18, 1998. It provides that it will continue in effect for a period of one year from the date of its execution, and may be continued in effect from year to year thereafter, provided that each such continuance is approved annually by a vote of both a majority of the Trustees and a majority of the Qualified Trustees. The Distribution Plan requires that the Trust provide the Board of Trustees of the Trust, and that the Board review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Distributor, then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the Fund (as defined by the 1940 Act). It may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of Administrative Shares and may not be materially amended in any other respect without a vote of the majority of both the Trustees and the Qualified Trustees.

          Since payments made pursuant to the Distribution Plan are not directly tied to actual expenses, the amount of payments by Administrative Shares to the Distributor during any year may be more or less than actual expenses incurred by the Distributor in providing services. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements under which payments by a fund are made only to reimburse specific expenses). However, Administrative Shares are not liable to pay any distribution related expenses incurred by the Distributor in excess of the amounts paid pursuant the Distribution Plan.

          The Distribution Plan was adopted by the Board of Trustees of the Trust to foster the distribution of Administrative Shares. The Trustees believe that the Distribution Plan will provide an incentive for the Distributor to make Administrative Shares available to its customers and that, without the Distribution Plan, the Distributor would not offer shares of the Fund to its customers. In addition, the Trustees believe that the Distribution Plan will help assure that assets of the Fund attributable to Administrative Shares reach a level that will enable the per share expenses of Administrative Shares to be competitive with the per share expenses of other money market funds. For these reasons, the Board of Trustees determined that adoption of the Distribution Plan will benefit the Fund and shareholder who own Administrative Shares.

          The Trustee and officers of the Trust who are members or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plan.

                                   EXPENSES

          All expenses of the Trust and the Fund not expressly assumed by the Administrator or the Distributor are paid by the Fund. In addition, as an investor in the Portfolio, the Fund bears a pro rata portion of the expenses of the Portfolio. Expenses borne by the Fund and the Portfolio include, but are not limited to: fees for investment advisory and administration services; fees paid to the Shareholder Servicing Agents; the distribution fee payable by Administrative Shares; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Administrator, the Distributor or the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust and MIP which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

                       DETERMINATION OF NET ASSET VALUE

          Days and Times Net Asset Value Per Share is Computed.  The Prospectus
          ----------------------------------------------------
describes the days on which the net asset values per share of the Fund are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made.

          Shares of the Fund may be purchased on any that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. The following days are either days on which the NYSE is closed or which are federal bank holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

          Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday; Presidents' Day; Memorial Day; Labor Day; and Columbus Day. Early closings may also occur on the business days preceding the following holidays: Independence Day; Veterans Day; Thanksgiving Day; Christmas Day; New Year's Day, and the Friday following Thanksgiving Day.

          The net asset values per share of Institutional Shares and Administrative Shares are computed separately. Net asset value per share of each class of the Fund's shares is calculated by dividing the value of the Fund's total assets attributable to that class, less the liabilities (including accrued expenses) of the class and its allocable share of the Fund's liabilities (and accrued expenses), by the number of shares of the class outstanding. The value of the Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Fund are determined. Unlike most other money market funds, the Fund does not seek to maintain a stable net asset value per share.

          Amortized Cost Valuation.  The Fund and the Portfolio use the
          ------------------------
amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities due to changes in prevailing interest rate levels or other factors. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of the Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Fund (or to the extent the Fund invests in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees of the Trust (or
MIP) to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. In addition, Rule 2a-7 requires that the Portfolio invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees of MIP, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

                       PURCHASE AND REDEMPTION OF SHARES

          The procedures to be used in purchasing and redeeming Institutional Shares and Administrative Shares are set forth in the Prospectus under "How To Buy Shares" and "How To Redeem Shares". The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

          Purchases by Check (Administrative Shares Only).  Administrative
          -----------------------------------------------
Shares may be purchased by check as described in the Prospectus. If a check to purchase Administrative Shares does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

          Mandatory Redemption of Shares.  Under the Declaration of Trust, the
          ------------------------------
Trust has the right to redeem all shares of the Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than such dollar amount of $1 million or such lesser amount as may be specified by the Trustees, which amount may be no greater than the then applicable minimum initial investment amount. There is currently no minimum required investment for Institutional Shares. There is also currently no minimum required initial investment for Administrative Shares, if those shares are held in an account with a financial intermediary (including the Distributor) that holds shares for its customers on an omnibus basis. Thus, Institutional Shares and Administrative Shares held as described above are not subject to the mandatory redemption procedure described above. As described in the Prospectus, Administrative Shares not held on an omnibus basis may be subject to mandatory redemption if the value of Administrative Shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.

          Suspension of Redemptions.  Redemption proceeds are normally paid as
          -------------------------
described in the Prospectuses. The payment of redemption proceeds by the Fund may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

          Redemption in Kind.  In the event that the Board of Trustees
          ------------------
determines that it would be detrimental to the best interests of remaining shareholders of the Fund to pay any redemption or redemptions in cash, a redemption payment by a Fund may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                            PORTFOLIO TRANSACTIONS

          Purchases and sales of debt securities generally are principal transactions. Debt securities acquired for the Portfolio normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings and may be purchased directly from the issuer. Generally, Government Securities and other money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. However, the Portfolio may purchase securities from underwriting syndicates in which the Investment Adviser or an affiliate of the Investment Adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the MIP Board of Trustees.

          MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the MIP Board of Trustees, the Investment Adviser is responsible for the Portfolio's investment decisions and the placing of orders to purchase and sell securities. In placing orders, it is the policy of the Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

          In assessing the best overall terms available for any transaction, the Investment Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Investment Adviser may cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by that broker, viewed in terms of either the particular transaction or the overall responsibilities of the Investment Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Adviser and does not reduce the advisory fees payable by the Portfolio. The MIP Board of Trustees will periodically review the commissions paid by the Portfolio to consider whether commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Investment Adviser exercises investment discretion. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.

          Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Portfolio in any brokerage transaction may be less favorable than that available from another broker if the difference is reasonably justified by other aspects of the portfolio execution services offered.

          Broker-dealers utilized by the Investment Adviser may furnish statistical, research and other information or services which are deemed by the Investment adviser to be beneficial to the Portfolio's investment program. Research services received from brokers supplement the Investment Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economics, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Investment Adviser and to the Portfolio with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

          The outside research assistance is useful to the Investment Adviser since the brokers utilized by the Investment Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Investment Adviser can follow. In addition, this research provides the Investment Adviser with a diverse perspective on financial markets. Research services which are provided to the Investment Adviser by brokers are available for the benefit of all accounts managed or advised by the Investment Adviser. It is the opinion of the Investment Adviser that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of the Investment Adviser's investment advice.

                                     TAXES

          It is the policy of the Trust to distribute each fiscal year substantially all of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Fund will qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, the Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities).

          The Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to the Fund in proportion to the Fund's ownership interest in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, the Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Fund, of interest, dividends and gains without a distribution.0

          The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of the Funds in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

          Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                            PERFORMANCE INFORMATION

          Calculation of Yield.  Quotations of the "current yield" and
          --------------------
"effective yield" of Institutional Shares and Administrative Shares may be used in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of the Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. Because the expenses of Institutional Shares and Administrative Shares differ, the yield of each class of the Fund's shares will differ.
     Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.
                                                     365/7
       Effective yield = [(base period return + 1)          ]-1

          Calculation of Total Return.  Quotations of average annual total
          ---------------------------
return and other total return data relating to Institutional Shares and Administrative Shares may also be used in advertisements, sales materials and shareholder reports. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods. The total return of Institutional Shares and Administrative Shares will differ because their expenses differ.

          Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

                               n
                       P (1+T)  = ERV


            Where:     P = a hypothetical initial payment of $1,000

                               T = average annual total return
                                      n = number of years

                                      ERV = ending redeemable value of the
  hypothetical $1,000 payment made at the beginning of the period.

          Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                                              ERV - P
                                              -------
                                                 P

            Where:       P = a hypothetical initial payment of $1,000.

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

          Yield and total return quotations are based upon historical investment performance and is not intended to indicate future performance. Yield and total return will fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in expenses.

          Performance Comparisons.  From time to time and only to the extent the
          -----------------------
comparison is appropriate, the performance of Institutional Shares and Administrative Shares may be compared to the performance of various indices and investments for which reliable performance data is available. Performance of Institutional Shares and Administrative Shares may also be compared to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

          Quotations of performance used in advertising and other types of literature may be compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The performance of Institutional Shares and Administrative Shares also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

          Performance comparisons to other mutual funds having investment objectives similar to those of the Fund may also be used. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds.

          Of course, past performance is no guarantee of future investment results.

                             ADDITIONAL INFORMATION

          Description of the Trust and its Shares.  The Trust was organized on
          ---------------------------------------
July 7, 1998, as a business trust under the laws of the State of Delaware.

          Interests in the Fund are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional

Information, shares representing interests in the Fund constitute the sole series of the Trust's shares outstanding. Two classes of the Fund's shares (Institutional Shares and Administrative Shares) have been authorized.

          Each share of each class represents an equal proportionate interest in that Fund with each other share of that class, without any priority or preference over other shares. All consideration received for the sales of the Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in the Fund will be separate and distinct from the interest of shareholders of any other funds which may be represented by other series of shares of the Trust, and shares of the Fund will be entitled to dividends and distributions only out of the net income and gains, if any, of the Fund as declared by the Board of Trustees of the Trust. The assets of the Fund and those of each other series of the Trust that may be authorized will be segregated on the Trust's books and will be charged with the expenses and liabilities of that series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items will be allocated among Fund and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

          The Board of Trustees may create additional classes of shares of the Funds. Except for the different distribution related and other specific costs borne by each class of the Fund's shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

          Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by Section 16(c) of the 1940 Act.

          The Portfolio and MIP.  The Fund pursues its investment objective by
          ---------------------
investing all of its investable assets in the Portfolio. The Portfolio is a newly formed series of MIP, an open-end management investment company that is organized as a Delaware business trust. MIP was formed on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP's property is insufficient to satisfy such liabilities and obligations. The MIP Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the MIP, its investors, Trustees of MIP, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent that they are held liable for a disproportionate share of MIP's obligations.

          Interests in the Portfolio have substantially identical voting and other rights as those right discussed above with respect to the Trust. Whenever the Fund has the right to vote on any matter relating to MIP or the Portfolio by virtue of its investment in the Portfolio, the Fund will hold a meeting of its shareholders and will cast its vote as an investor in the Portfolio in the same proportion as shares of the Fund are voted.

          Trustee and Officer Liability.  Under the Trust's Declaration of Trust
          -----------------------------
and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

          Control Persons.  As of the date of this Statement of Additional
          ---------------
Information, Hewitt Associates LLC was the sole owner of shares of the Fund. So long as such ownership of shares continues to exceed 25% of the outstanding shares of the Fund, Hewitt Associates LLC will be deemed to control the Fund by virtue of such ownership. Through the exercise of voting rights with respect to shares of the Fund, Hewitt Associates LLC may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

          Independent Auditors.  KPMG Peat Marwick LLP, Three Embarcardero
          --------------------
Center, San Francisco, California, 94111, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements annually and prepare the tax returns of the Fund. KPMG Peat Marwick LLP also serve as the independent auditors of MIP and audit the financial statements of the Porfolio. The selection of the independent auditors for the Trust and MIP is approved annually by their respective Boards of Trustees.

          Custodian.  Investors Bank & Trust Company, 200 Clarendon Street, 16th
          ---------
Floor, Boston, Massachusetts, 02116, serves as custodian of the Fund and the Portfolio and maintains custody of the securities and similar assets of the Fund and the Portfolio. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000). Investors Bank & Trust Company also maintains the accounting books and records of the Fund and provides sub-administrative services.

          Transfer Agent.  Investors Bank & Trust Company, 200 Clarendon Street,
          --------------
16th Floor, Boston, Massachusetts, 02116,(the "Transfer Agent") serves as the Fund's transfer agent and dividend disbursing agent.

          Shareholder Reports.  Shareholders of the Fund are kept fully informed
          -------------------
through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Fund.

          Legal Counsel.  Schulte Roth & Zabel LLP, New York, New York, serves
          -------------
as counsel to the Trust.

          Registration Statement.  This Statement of Additional Information and
          ----------------------
the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

          Financial Statements.  The statement of assets and liabilities of the
          --------------------
Fund as of August 31, 1998, included in this Statement of Additional Information has been audited by KPMG Peat Marwick LLP, independent public accountants, as indicated by their report thereon. The financial statements are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said report.

   AUDIT OF STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 1998


                           Hewitt Money Market Fund

                      Statement of Assets and Liabilities

                                August 31, 1998



ASSETS:

     Cash...............................................    $100,000
                                                            --------
     Total Assets.......................................     100,000

LIABILITIES:

   Total Liabilities....................................           0


NET ASSETS:.............................................    $100,000
                                                            ========
   Net assets consist of:

     Paid-in Capital....................................    $100,000

NET ASSETS:.............................................    $100,000
                                                            ========

     Administrative Shares..............................      70,000

     Institutional Shares...............................    $ 30,000

   Shares outstanding:

     Administrative Shares..............................       7,000

     Institutional Shares...............................       3,000

NET ASSET VALUE:

     Administrative Shares..............................    $  10.00

     Institutional Shares...............................    $  10.00

               See Notes to Statement of Assets and Liabilities




HEWITT MONEY MARKET FUND
NOTES TO STATEMENT OF ASSETS AND LIABILITIES
August 31, 1998

Note 1 - Organization and Summary of Significant Accounting Policies:

               (A) General: The Hewitt Money Market Fund (the "Fund"), a series of Hewitt Series Trust (the "Trust"), is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company was established as a Delaware business trust organized pursuant to a Declaration of Trust dated July 7, 1998. The objective of the Fund is to provide a high level of income while preserving capital and liquidity by investing in high quality, short-term securities. The Fund presently offers two classes of shares, Administrative Shares and Institutional Shares. Shares of each class have identical interests in the portfolio of the Fund and have the same rights. As of August 31, 1998, the Fund had no operations other than organizational matters and the issuance and sale of initial shares to Hewitt Associates LLC on August 31, 1998.

               (B) Federal Taxes: The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

Note 2 - Investment Adviser

               The Fund pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"), which is a series of Master Investment Portfolio ("MIP"). The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Barclays Global Fund Advisors, Inc. (the "Investment Adviser") serves as the Portfolio's investment adviser. For their services, the Adviser is paid by the Portfolio a fee at an annual rate of 0.10% of the Fund's average daily net assets.

Note 3 - Administrative, Distribution and Shareholder Servicing Fees

               Hewitt Associates LLC (the "Administrator") provides administrative services to the Fund. Services provided by the Administrator include, but are not limited to: managing the daily operations and business affairs of the Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Fund and the Trust; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. The Fund pays the Administrator a monthly fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. The administrator has agreed to waive its fees or absorb expenses of the Fund to the extent necessary to assure that total ordinary operating expenses of Institutional and Administrative Shares on an annual basis do not exceed 0.45% and 0.75% of the average daily net assets of the Fund attributable to Institutional and Administrative Shares, respectively. The Administrator may not modify or terminate these waiver agreements without the approval of the Board of Trustees of the Trust.

               Hewitt Services LLC (the "Distributor") serves as the Distributor of the Fund's shares. The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act which allows the Fund to pay expenses relating to the distribution of Administrative Shares. Under the plan, the Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of Administrative Shares, as compensation for services rendered in connection with the sale and distribution of Administrative Shares. This fee is an expense of Administrative Shares only and is not borne by Institutional Shares.

               Hewitt Associates LLC also serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for Institutional Shares. The Shareholder Servicing Agent is responsible for receiving on behalf of the Transfer Agent orders by employee benefit plans to purchase and redeem Institutional Shares. The Shareholder Servicing Agent is also responsible for maintaining records showing the number of Institutional Shares allocable to individual participant accounts in those plans. In addition, the Shareholder Servicing Agent sends all shareholder communications relating to the Fund to shareholders and to plan participants or arranges for these materials to be sent. For these services, the Fund pays Hewitt Associates LLC a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund attributable to Institutional Shares.

               The Fund has retained the Distributor to serve as Shareholder Servicing Agent for Administrative Shares. As Shareholder Servicing Agent, the Distributor is responsible for maintaining records showing the number of Administrative Shares owned by IRAs established through the Distributor and by other investors who have purchased Administrative Shares through the Distributor. In addition, the Distributor sends all shareholder communications relating to the Fund to holders of Administrative Shares or arranges for all these materials to be sent. For these services, the Fund pays the Distributor a monthly fee calculated at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Administrative Shares. The Fund also reimburses each Shareholder Servicing Agent for certain out-of-pocket expenses.

 REPORT ON AUDIT OF STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 1998


The Board of Trustees
Hewitt Money Market Fund:

We have audited the accompanying statement of assets and liabilities of Hewitt Money Market Fund (the "Fund") as of August 31, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Hewitt Money Market Fund as of August 31, 1998, in conformity with generally accepted accounting principles.



San Francisco, California
August 31, 1998

                                  SAI APPENDIX

          The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

CORPORATE BONDS

          Moody's:  The four highest ratings for corporate bonds are "Aaa,"
          -------
"Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers "1," "2" and "3" in each rating category from "Aa" through "Baa" in its rating system. The modifier "1" indicates that the security ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end.

          S&P:  The four highest ratings for corporate bonds are "AAA," "AA,"
          ---
"A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

CORPORATE COMMERCIAL PAPER

          Moody's:  Moody's employs the designations of "Prime-1," "Prime-2" and
          -------
"Prime-3" to indicate the relative capacity of the rated issuers or borrowers to repay punctually. The highest rating for corporate commercial paper is "Prime-1." Issuers rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations," and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and highinternal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated "Prime-2" "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

          S&P:  The "A-1" rating for corporate commercial paper indicates that
          ---
the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits.

                    Exhibit
                    Number   Description
                    ------   -----------

                    (a)      Declaration of Trust, dated July 6, 1998.

                    (b)      By-Laws of Registrant.

                    (c)      Certificate of Trust, dated July 6, 1998.

                    (d)      Not Applicable.

                    (e)      Distribution Agreement, dated September 1, 1998.

                    (f)      Not Applicable.

                    (g)      Custodian Agreement, dated September 1, 1998.

                    (h)(1)   Administration Agreement, dated September 1, 1998.

                    (h)(2) Transfer Agency and Service Agreement, dated September 1, 1998.

                    (h)(3)   Sub-Administration Agreement, dated September 1,
                             1998.

                    (h)(4) Shareholder Services Agreement (Institutional), dated September 1, 1998.

                    (h)(5) Shareholder Services Agreement (Administrative), dated September 1, 1998.

                    (h)(6) Third Party Feeder Fund Agreement, dated September 1, 1998.

                    (i)      Legal Opinion.

                    (j)      Consent of Independent Auditors.

                    (k)      Not Applicable.

                    (l)      Agreement Regarding Initial Capital.

                    (m)      Rule 12b-1 Plan.

                    (n)      Financial Data Schedule.

                    (o)      Rule 18f-3 Plan.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          Hewitt Associates LLC, which serves as the Administrator of Registrant, supplied the initial seed capital and is the sole initial owner of shares of Registrant as of the date of this filing. Therefore, Registrant may be deemed to be controlled by Hewitt Associates LLC and its parent, Hewitt Holdings LLC, and may also be deemed to be under common control with Hewitt Services LLC, which will serve as the Distributor of shares of Registrant.

Item 25.  Indemnification.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant, and pursuant to Section 9 of the Distribution Agreement, Hewitt Services LLC as principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Section 9 of the Distribution Agreement are hereby incorporated by reference in their entirety.

          Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.

Item 26.  Business and Other Connections of Investment Adviser.

          Registrant does not have an investment adviser because it pursues its investment objective by investing its assets in the Money Market Master Portfolio, a series of Master Investment Portfolio, a registered open-end management company. The Investment Adviser of Money Market Master Portfolio is Barclays Global Fund Advisors. The information required by this Item 26 with respect to Barclays Global Fund Advisors is incorporated by reference to Form N-1A of Masterworks Fund Inc., filed July 2, 1998, accession number 0000929624-98-00127.

Item 27.  Principal Underwriters.

          (a)  None.

          (b)


                               Positions and              Positions and
                               Offices with               Offices with
  Name                         Distributor                Fund
---------------------------  -------------------------  -----------------

John M. Ryan                 Chief Executive Oficer

James B. Lee                 Chief Financial Officer    Treasurer/ Chief
                                                        Financial Officer

Peter E. Ross                Chief Compliance Officer/  Secreatry
                             Assistant Secretary

C. Lawrence Connolly, III    General Counsel/
                             Secretary

Stacy L. Schaus              Marketing Director/        President
                             Chief Operating Officer

The principal business address of each of the above persons is 100 Half Day Road, Lincolnshire, Illinois 60069.

          (c) The Distributor does not receive compensation for its services as principal underwriter, except that it will be paid a fee for services rendered in connection with the distribution of Administrative Shares of Registrant. See "Distribution and Servicing Arrangements" in Part A and "Distribution Arrangements" in Part B.

Item 28.  Location of Accounts and Records.

          All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston Massachusetts, 02116, which serves as Registrant's custodian and transfer agent, except for records required by paragraph (b)(4) of Rule 31a-1 which will be maintained at the offices of Hewitt Associates LLC, 100 Half Day Road, Lincolnshire, Illinois 60069.

Item 29.  Management Services.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.

                                  SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Hewitt Series Trust, has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Lincolnshire and State of Illinois, on the 31st day of August, 1998.

                                                 Hewitt Series Trust

                                                 By:  /s/  Stacy L. Schaus
                                                      --------------------
                                                      Stacy L. Schaus
                                                      President

          Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.




Signature                   Title                            Date
---------                   -----                            ----

/s/ E. Scott Peterson       Trustee                          August 31, 1998
-----------------------
E. Scott Peterson

/s/  Stacy L. Schaus        President                        August 31, 1998
-----------------------     (Principal Executive Officer)
Stacy L. Schaus

/s/  James B. Lee           Treasurer and                    August 31, 1998
-----------------------     Chief Financial Officer
James B. Lee                (Principal Financial Officer)


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Little Rock, State of Arkansas, on the 31st day of August, 1998.

                                         Master Investment Portfolio

                                         By:  /s/  Richard H. Blank, Jr.
                                              -------------------------------
                                              Richard H. Blank, Jr.
                                              Secretary and Treasurer
                                              (Principal Financial Officer)


          Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement of Registrant has been signed below by the following persons in the capacities and on the dates indicated.


Signature                               Title
---------                               -----

          *                             Chairman, President (Principal
----------------------------            Executive Officer) and Trustee
R. Greg Feltus

/s/  Richard H. Blank, Jr.              Secretary and Treasurer
----------------------------            (Principal Financial Officer)
Richard H. Blank, Jr.

          *                             Trustee
----------------------------
Jack S. Euphrat

          *                             Trustee
----------------------------
Thomas S. Goho

          *                             Trustee
----------------------------
W. Rodney Hughes

          *                             Trustee
----------------------------
J. Tucker Morse


August 31, 1998

*  By:  /s/  Richard H. Blank, Jr.
        --------------------------
        Richard H. Blank, Jr.
        as Attorney-in-Fact

                               INDEX TO EXHIBITS


Ex-27.1    Financial Data Schedule.

Ex-27.2    Financial Data Schedule.

Ex-99.A    Declaration of Trust, dated July 6, 1998.

Ex-99.B    By-Laws of Registrant.

Ex-99.C    Certificate of Trust, dated July 6, 1998.

Ex-99.E    Distribution Agreement, dated September 1, 1998.

Ex-99.G    Custodian Agreement, dated September 1, 1998.

Ex-99.H1   Administration Agreement, dated September 1, 1998.

Ex-99.H2   Transfer Agency and Service Agreement, dated September 1, 1998.

Ex-99.H3   Sub-Administration Agreement, dated September 1, 1998.

Ex-99.H4   Shareholder Services Agreement (Institutional), dated September 1,
           1998.

Ex-99.H5   Shareholder Services Agreement (Administrative), dated September 1,
           1998.

Ex-99.H6   Third Party Feeder Fund Agreement, dated September 1, 1998.

Ex-99.I    Opinion and Consent of Counsel.

Ex-99.J    Consent of Independent Auditors.

Ex-99.L    Agreement Regarding Initial Capital.

Ex-99.M    Rule 12b-1 Plan.

Ex-99.O    Rule 18f-3 Plan.

Ex-99.P    Power of Attorney.